FAIR VALUE MEASUREMENTS - Fair Values of Financial Assets and Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Not measured at fair value in statement of financial position but for which fair value is disclosed [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial assets	$ 1,311	$ 991
Financial liabilities	5,892	5,324
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Debt
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial liabilities	4,703	4,729
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Derivatives [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial liabilities	386	0
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Other liabilities member [Member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial liabilities	803	595
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Other assets
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial assets	940	891
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Other investments
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial assets	131	42
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Contingent consideration [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial assets	240	58
Recurring fair value measurement [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial assets	1,311	991
Financial liabilities	6,159	5,416
Recurring fair value measurement [member] | Debt
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial liabilities	4,970	4,821
Recurring fair value measurement [member] | Derivatives [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial liabilities	386	0
Recurring fair value measurement [member] | Other liabilities member [Member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial liabilities	803	595
Recurring fair value measurement [member] | Other assets
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial assets	940	891
Recurring fair value measurement [member] | Other investments
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial assets	131	42
Recurring fair value measurement [member] | Contingent consideration [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial assets	$ 240	$ 58